UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                                  June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
              [ ] is a restatement. [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

         Name:            Nierenberg Investment Management Company, Inc.
         Address:         19605 NE 8th Street
                          Camas, WA 98607

                           13F File Number: 028-10859

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



     Person Signing this Report on Behalf of Reporting Manager:

                         Name:      David Nierenberg
                         Title:     President
                         Phone:     360-604-8600


     Signature, Place, and Date of Signing:

                         DAVID NIERENBERG
                         Camas, WA, August 14, 2008

      Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:           -1-
                                      ----------------

Form 13F Information Table Entry Total:      13
                                      ----------------

Form 13F Information Table Value Total:   $609,705
                                      ----------------
                                         (thousands)


List of Other Included Managers:  1 - Nierenberg Investment Management
                                      Offshore, Inc.

Form 13F Information Table

COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5          COLUMN6   COLUMN 7            COLUMN 8

                          Title                 Value      SHS OR              PUT/    Invest.  Other         Voting Authority
Name of Issuer            of Class    Cusip    (x$1000)    PRN AMT    SH/PRN   CALL   Disc.(1) Managers    Sole       Shared    None
ASSET ACCEPTANCE
CAPITAL CORP               Common   04543P100     53,851    4,406,809   SH            defined     1        3,610,585    796,224

BROOKS AUTOMATION INC      Common   114340102     49,457    5,980,301   SH            defined     1        4,899,781  1,080,520
ELECTRO SCIENTIFIC INDS
INC                        Common   285229100     53,985    3,809,827   SH            defined     1        2,995,413    814,414

MEDCATH CORPORATION        Common   58404W109     52,763    2,934,511   SH            defined     1        2,376,345    558,166
METALLIC VENTURES GOLD
INC                        Common   591253109     11,284    9,447,861   SH            defined     1        7,335,886  2,111,975
METALLIC VENTURES
GOLD-WTS                   Common   591253109        13       371,700   SH            defined     1          353,980     17,720
MEXICAN RESTAURANTS
INC                        Common   59283R104      5,297    1,192,956   SH            defined     1          922,965    269,991

MOVE, INC                  Common   62458M108     58,097   24,934,286   SH            defined     1       20,429,140  4,505,146

NATCO GROUP INC.           Common   63227W203     64,091    1,175,338   SH            defined     1          943,542    231,796

NATUS MEDICAL INC          Common   639050103     91,295    4,359,845   SH            defined     1        3,402,217    957,628

RADISYS CORP               Common   750459109     40,019    4,417,163   SH            defined     1        3,615,987    801,176

REDWOOD TRUST INC          Common   758075402     44,074    1,933,912   SH            defined     1        1,618,596    315,316
SUPERIOR ENERGY
SERVICES INC               Common   868157108     85,479    1,550,209   SH            defined     1        1,258,475    291,734


(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.